OTHER FINANCIAL DATA - OTHER INCOME (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Component of Other Income, Nonoperating [Line Items]
AFUDC related to equity		$ 107	$ 106	$ 75
Investment gains	[1]	3	27	39
Electrical infrastructure relocation income	[2]	7	21	4
(Losses) gains on interest rate and foreign exchange instruments, net		(4)	(15)	17
Sale of other investments		11	2	0
Foreign currency losses		(7)	(15)	(3)
Regulatory interest, net	[3]	3	6	5
Sundry, net		6	5	3
Total		126	137	140
Parent Company [Member]
Component of Other Income, Nonoperating [Line Items]
Total		7	50	41
San Diego Gas and Electric Company [Member]
Component of Other Income, Nonoperating [Line Items]
AFUDC related to equity		37	37	39
Regulatory interest, net	[3]	3	6	4
Utility sundry, net		(4)	(3)	(3)
Total		36	40	40
Southern California Gas Company [Member]
Component of Other Income, Nonoperating [Line Items]
AFUDC related to equity		36	26	17
Regulatory interest, net	[3]	0	0	1
Utility sundry, net		(6)	(6)	(7)
Total		$ 30	$ 20	$ 11

[1]	Represents investment gains on dedicated assets in support of our executive retirement and deferred compensation plans. These amounts are partially offset by corresponding changes in compensation expense related to the plans.
[2]	Income at Luz del Sur associated with the relocation of electrical infrastructure.
[3]	Interest on regulatory balancing accounts.